FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8100

Strong Equity Funds, Inc., on behalf of the Strong Index 500 Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
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  (Address of principal executive offices)

Richard Smirl, Strong Capital Management, Inc.
P.O. Box 2936 Milwaukee, WI 53201
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (414)359-3400

Date of Fiscal year-end: DECEMBER 31
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Date of reporting period: 7/1/2003 - 6/30/2004
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Item 1. Proxy Voting Record

The Strong Index 500 Fund, which is a feeder fund, holds shares of the master fund (S&P 500 Index Master Portfolio). The proxy voting record of the master fund can be found on its own Form N-PX. The S&P 500 Index Master Portfolio CIK number is 0000915092, its Form N-PX file number is 811-08162, and it was filed on August 31, 2004.


SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Equity Funds, Inc., on behalf of the Strong Index 500 Fund
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       (Registrant)




By /s/Thomas M. Zoeller, Vice President
       (Signature & Title)


Date August 31, 2004